Not FDIC or NCUA Insured No Financial Institution Guarantee May Lose Value
Columbia Multi-Sector Municipal Income ETF
FIRST QUARTER REPORT
January 31, 2026 (Unaudited)

PORTFOLIO OF INVESTMENTS
Columbia Mutli-Sector Municipal Income ETF
January 31, 2026 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
2 Columbia Multi-Sector Municipal Income ETF | 2026
Municipal Bonds 98.6%
Issue
Description
Principal
Amount
($) Value ($)
Alabama 0.5%
Alabama Special Care Facilities Financing
Authority-Birmingham AL
Revenue Bonds
5.250%, 06/01/50 755,000 799,426
Baldwin County Industrial Development
Authority
Series A (Mandatory Put 06/01/32)
Revenue Bonds
5.000%, 06/01/55
(a)
1,000,000 1,021,919
Health Care Authority of The City of
Huntsville (The)
Series B1
Revenue Bonds
5.000%, 06/01/36 370,000 400,457
Hoover Industrial Development Board
Revenue Bonds
5.750%, 10/01/49 500,000 504,685
Total Alabama 2,726,487
Alaska 0.2%
Alaska Housing Finance Corp.
Series A
Revenue Bonds
5.000%, 06/01/31 1,000,000 1,104,094
Arizona 1.2%
Arizona Industrial Development Authority
Revenue Bonds
3.000% 02/01/45
, Series A
1,000,000 775,931
6.000% 07/01/47
(a)
330,000 335,211
City of Phoenix Civic Improvement Corp.
Series D
Revenue Bonds
5.000%, 07/01/36 1,500,000 1,540,138
Maricopa County Industrial Development
Authority
Revenue Bonds
5.000% 12/01/45
, Series D
725,000 752,044
4.000% 10/15/47
(a)
1,000,000 850,862
Maricopa County Special Health Care
District
5.000% 07/01/31
, Series C
1,280,000 1,351,703
5.000% 07/01/32
, Series D
875,000 980,685
Sierra Vista Industrial Development
Authority
Revenue Bonds
5.000%, 06/15/44
(a)
325,000 305,285
Total Arizona 6,891,859
Arkansas 0.5%
Arkansas Development Finance Authority
Revenue Bonds
4.500%, 09/01/49
(a)
2,000,000 1,885,079
4.750%, 09/01/49
(a)
1,000,000 968,165
Total Arkansas 2,853,244
Municipal Bonds (continued)
Issue
Description
Value
($) Value ($)
Colorado 4.2%
City & County of Denver CO Airport
System Revenue
, Series A
Revenue Bonds
5.000%, 11/15/30 2,930,000 3,222,806
5.000%, 12/01/30 150,000 164,177
5.000%, 11/15/32 950,000 1,069,026
5.000%, 11/15/37 1,000,000 1,091,046
City of Colorado Springs Co. Utilities
System Revenue
Series A-1
Revenue Bonds
5.000%, 11/15/30 850,000 885,697
Colorado Health Facilities Authority
Revenue Bonds
5.000% 12/01/34
, Series A
1,000,000 1,149,417
4.000% 08/01/37
, Series A
370,000 380,008
4.000% 08/01/38
, Series A-1
500,000 506,273
4.000% 11/15/38 1,030,000 1,043,859
4.000% 11/01/39
, Series A
280,000 280,880
5.000% 11/01/39
, Series A
180,000 189,700
5.000% 12/01/39 1,000,000 1,099,466
5.000% 11/15/41
, Series A
250,000 270,291
4.000% 11/15/43
, Series A
790,000 753,917
4.000% 08/01/44
, Series A-1
1,190,000 1,089,816
5.000% 08/01/44
, Series A-2
1,200,000 1,230,743
5.000% 11/01/44
, Series A
700,000 711,515
4.000% 11/15/46
, Series A
715,000 658,877
4.000% 08/01/49
, Series A
500,000 427,359
Colorado State University Research
Foundation
Series A
Revenue Bonds
5.250%, 03/01/45
(a)
1,000,000 998,724
E-470 Public Highway Authority
Series A
Revenue Bonds
0.000%, 09/01/34
(b)
140,000 107,059
State of Colorado
Revenue Bonds
5.000% 12/15/29
, Series A
1,000,000 1,070,694
5.000% 12/15/31
, Series A
435,000 486,455
5.000% 12/15/33
, Series A
1,000,000 1,112,691
4.000% 12/15/36
, Series A
500,000 523,242
3.000% 12/15/37
, Series A
250,000 238,689
4.000% 12/15/38
, Series A
515,000 528,658
4.000% 12/15/39
, Series A
1,000,000 1,025,245
4.000% 03/15/46
, Series S
1,000,000 962,856
Total Colorado 23,279,186
Connecticut 1.8%
City of Hartford CT
Revenue Bonds
5.000%, 04/01/29 1,395,000 1,510,380
Connecticut Housing Finance Authority
Series F-1
Revenue Bonds
4.200%, 11/15/39 1,000,000 1,023,340

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Mutli-Sector Municipal Income ETF
January 31, 2026 (Unaudited)
Columbia Multi-Sector Municipal Income ETF | 2026 3
Municipal Bonds (continued)
Issue
Description
Value
($) Value ($)
Connecticut State Health & Educational
Facilities Authority
, Series A
Revenue Bonds
3.000%, 07/01/39 345,000 294,824
5.000%, 09/01/46
(a)
500,000 482,227
State of Connecticut
5.000% 09/15/30
, Series D
650,000 726,850
5.000% 11/15/32
, Series E
670,000 774,919
State of Connecticut Special Tax Revenue
Revenue Bonds
4.000% 05/01/37
, Series A
1,500,000 1,557,347
5.000% 07/01/37
, Series A-2
850,000 984,891
4.000% 05/01/38
, Series A
1,000,000 1,033,326
4.000% 11/01/39
, Series D
910,000 931,674
University of Connecticut
Series A
Revenue Bonds
5.000%, 11/15/43 650,000 669,416
Total Connecticut 9,989,194
Delaware 0.5%
Delaware State Health Facilities Authority
,
Series A
Revenue Bonds
4.000%, 07/01/40 600,000 600,777
5.000%, 10/01/40 715,000 756,966
5.000%, 10/01/45 1,205,000 1,228,359
Total Delaware 2,586,102
District of Columbia 0.7%
District of Columbia
5.000% 10/15/32
, Series A
200,000 214,918
District of Columbia
Revenue Bonds
5.000% 04/01/33 470,000 477,690
Metropolitan Washington Airports
Authority Aviation Revenue
, Series A
Revenue Bonds
5.000%, 10/01/32 350,000 387,033
5.250%, 10/01/45 1,000,000 1,059,106
Metropolitan Washington Airports
Authority Dulles Toll Road Revenue
Revenue Bonds
0.000% 10/01/30
, Series B
(b)
130,000 113,498
0.000% 10/01/37
, Series A
(b)
2,500,000 1,480,834
Total District of Columbia 3,733,079
Florida 6.5%
Alachua County Health Facilities Authority
Series B-1
Revenue Bonds
5.000%, 12/01/37 285,000 300,088
Brevard County Health Facilities Authority
Series A
Revenue Bonds
5.000%, 04/01/42 1,500,000 1,579,282
Municipal Bonds (continued)
Issue
Description
Value
($) Value ($)
Central Florida Expressway Authority
Revenue Bonds
5.000% 07/01/33
, Series B
1,000,000 1,158,749
5.000% 07/01/34
, Series D
745,000 831,273
City of Gainesville FL Utilities System
Revenue
Series A
Revenue Bonds
5.000%, 10/01/32 385,000 399,083
City Of South Miami Health Facilities
Authority, Inc.
Revenue Bonds
5.000%, 08/15/47 1,000,000 1,006,719
City of Tallahassee FL Energy System
Revenue
Revenue Bonds
5.000%, 10/01/38 1,000,000 1,144,369
City of Tampa
, Series B
Revenue Bonds
4.000%, 07/01/38 175,000 176,192
4.000%, 07/01/39 500,000 501,061
City of Tampa FL
Revenue Bonds
5.000%, 07/01/50 935,000 939,861
County of Miami-Dade FL
5.000%, 07/01/34 1,000,000 1,176,296
County of Miami-Dade Fl Aviation
Revenue
, Series A
Revenue Bonds
5.000%, 10/01/34 1,000,000 1,140,464
5.000%, 10/01/36 3,000,000 3,366,775
County of Miami-Dade Seaport
Department
Series A
Revenue Bonds
5.250%, 10/01/52 1,885,000 1,909,762
County of Palm Beach FL
Revenue Bonds
5.500%, 10/01/45
(a)
1,000,000 1,028,065
Escambia County Health Facilities
Authority
Revenue Bonds
4.000% 08/15/45
, Series A
600,000 528,154
4.000% 08/15/50 1,000,000 833,235
Florida Development Finance Corp.
,
Series A
Revenue Bonds
4.000%, 06/01/36
(a)
400,000 370,276
4.000%, 06/01/41
(a)
200,000 169,099
Greater Orlando Aviation Authority
Revenue Bonds
4.000% 10/01/37
, Series A
1,400,000 1,411,567
5.500% 11/01/37 1,000,000 1,077,214
5.000% 10/01/38
, Series A
400,000 422,439

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Mutli-Sector Municipal Income ETF
January 31, 2026 (Unaudited)
4 Columbia Multi-Sector Municipal Income ETF | 2026
Municipal Bonds (continued)
Issue
Description
Value
($) Value ($)
Hillsborough County Industrial
Development Authority
Revenue Bonds
5.250%, 11/15/49 2,000,000 2,116,579
JEA Electric System Revenue
Revenue Bonds
5.000% 10/01/34 310,000 365,352
4.000% 10/01/36
, Series B
1,000,000 1,016,040
4.000% 10/01/37
, Series B
1,015,000 1,023,180
Marion County School Board
Revenue Bonds
5.000%, 06/01/38 500,000 562,126
Martin County Health Facilities Authority
Series A
Revenue Bonds
4.000%, 01/01/46 845,000 779,139
Miami Beach Health Facilities Authority
Series B
Revenue Bonds
4.000%, 11/15/46 1,000,000 883,495
Miami-Dade County Educational Facilities
Authority
Series A
Revenue Bonds
5.000%, 04/01/40 1,000,000 1,116,238
Palm Beach County Health Facilities
Authority
Revenue Bonds
5.000%, 11/15/42 1,035,000 1,052,339
Palm Beach County School District
Revenue Bonds
5.000%, 08/01/38 1,500,000 1,676,441
Polk County School District
Revenue Bonds
5.000%, 10/01/33 435,000 471,329
Sarasota County Public Hospital District
Revenue Bonds
4.000%, 07/01/48 1,000,000 902,539
School District of Broward County
Revenue Bonds
5.000% 07/01/34
, Series A
250,000 272,731
5.000% 07/01/35
, Series B
1,000,000 1,118,556
South Broward Hospital District
Revenue Bonds
3.500% 05/01/39
, Series A
370,000 349,448
4.000% 05/01/48 1,000,000 904,419
Total Florida 36,079,974
Georgia 2.6%
Augusta Ga Water & Sewer Revenue
Series A
Revenue Bonds
5.000%, 10/01/34 1,010,000 1,185,483
Brookhaven Development Authority
Series A
Revenue Bonds
4.000%, 07/01/44 490,000 480,926
Municipal Bonds (continued)
Issue
Description
Value
($) Value ($)
City of Atlanta GA Airport Passenger
Facility Charge
Series D
Revenue Bonds
4.000%, 07/01/37 1,000,000 1,004,823
City of Atlanta GA Water & Wastewater
Revenue
Revenue Bonds
5.750%, 11/01/28 1,000,000 1,093,830
5.750%, 11/01/29 785,000 883,646
Columbia County Hospital Authority
Revenue Bonds
5.000%, 04/01/48 875,000 900,563
County of Fulton GA Water & Sewerage
Revenue
Revenue Bonds
5.000%, 01/01/33 1,350,000 1,565,423
Development Authority for Fulton County
Series A
Revenue Bonds
4.000%, 07/01/49 1,000,000 895,947
Gainesville & Hall County Hospital
Authority
Revenue Bonds
4.000%, 02/15/45 1,140,000 1,049,298
Georgia State Road & Tollway Authority
Revenue Bonds
5.000%, 06/01/32 1,000,000 1,102,487
Griffin-Spalding County Hospital Authority
Series A
Revenue Bonds
4.000%, 04/01/42 1,000,000 981,878
Gwinnett County School District
5.000%, 02/01/33 1,500,000 1,741,105
State of Georgia
5.000% 07/01/32
, Series A-1
545,000 618,336
5.000% 07/01/33
, Series A
1,000,000 1,150,999
Total Georgia 14,654,744
Hawaii 0.3%
City & County of Honolulu HI
5.000%, 03/01/30 750,000 830,976
State of Hawaii
5.000%, 01/01/31 875,000 918,295
Total Hawaii 1,749,271
Idaho 0.5%
Idaho Health Facilities Authority
Revenue Bonds
5.000% 03/01/44 1,000,000 1,066,273
5.250% 03/01/50
, Series A
1,345,000 1,419,584
Idaho Housing & Finance Association
Series A
Revenue Bonds
4.050%, 01/01/39 335,000 337,208
Total Idaho 2,823,065

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Mutli-Sector Municipal Income ETF
January 31, 2026 (Unaudited)
Columbia Multi-Sector Municipal Income ETF | 2026 5
Municipal Bonds (continued)
Issue
Description
Value
($) Value ($)
Illinois 7.2%
Chicago Board of Education
0.000% 12/01/31
, Series B-1
(b)
220,000 177,323
5.000% 12/01/34
, Series A
1,000,000 1,011,641
5.000% 12/01/35
, Series A
250,000 252,712
4.000% 12/01/36
, Series B
1,200,000 1,118,029
5.000% 12/01/36
, Series A
300,000 301,230
5.000% 12/01/37
, Series A
600,000 601,200
5.000% 12/01/38
, Series A
1,800,000 1,787,232
5.250% 12/01/39
, Series C
875,000 864,612
4.000% 12/01/41
, Series B
1,000,000 882,958
5.000% 12/01/41
, Series A
250,000 243,436
5.000% 12/01/42
, Series A
200,000 197,674
4.000% 12/01/43
, Series A
1,500,000 1,267,454
5.000% 12/01/46
, Series H
1,000,000 953,435
5.000% 12/01/47
, Series A
2,000,000 1,864,977
6.000% 12/01/49
, Series A
1,000,000 1,027,331
5.750% 12/01/50
, Series A
1,000,000 1,006,648
6.250% 12/01/50
, Series A
1,000,000 1,057,828
Chicago O'hare International Airport
Series B
Revenue Bonds
5.000%, 01/01/48 2,250,000 2,263,235
Chicago O'Hare International Airport
Revenue Bonds
4.000% 01/01/36
, Series A
195,000 200,077
5.000% 01/01/38
, Series D
1,000,000 1,152,789
City of Chicago IL Wastewater
Transmission Revenue
Series B
Revenue Bonds
5.000%, 01/01/30 300,000 328,649
City of Chicago IL Waterworks Revenue
Revenue Bonds
5.000% 11/01/30 1,315,000 1,334,765
5.000% 11/01/32
, Series B
785,000 882,707
City of Springfield IL Electric Revenue
Revenue Bonds
5.000%, 03/01/39 1,000,000 1,118,891
Cook Kane Lake & McHenry Counties
Community College District No 512
4.000%, 12/15/29 470,000 487,894
Illinois Finance Authority
Revenue Bonds
5.000% 07/01/30 710,000 787,730
4.000% 08/15/37
, Series A
900,000 907,218
3.000% 10/01/37
, Series A
625,000 545,507
4.125% 11/15/37
, Series A
235,000 229,768
3.000% 07/15/40
, Series A
725,000 651,980
5.000% 08/15/40 1,000,000 1,090,421
4.000% 08/15/41
, Series A
600,000 583,039
5.500% 08/01/43
, Series A
(a)
500,000 521,652
4.125% 05/15/47
, Series A
1,000,000 903,749
5.000% 08/15/47 500,000 507,831
Municipal Bonds (continued)
Issue
Description
Value
($) Value ($)
Illinois Housing Development Authority
Series K
Revenue Bonds
4.950%, 10/01/38 265,000 285,250
Illinois State Toll Highway Authority
Revenue Bonds
5.000% 01/01/36
, Series A
705,000 814,950
5.000% 01/01/37
, Series A
1,000,000 1,146,584
5.000% 01/01/38
, Series A
2,120,000 2,413,338
5.000% 01/01/39 605,000 684,757
Metropolitan Pier & Exposition Authority
Revenue Bonds
0.000% 06/15/29
(b)
535,000 483,569
0.000% 12/15/29
, Series A
(b)
160,000 142,427
0.000% 06/15/30
(b)
370,000 323,765
0.000% 06/15/30
, Series A
(b)
415,000 363,920
0.000% 12/15/32
, Series A
(b)
850,000 680,986
0.000% 06/15/36
, Series A
(b)
1,540,000 1,061,365
0.000% 12/15/36
, Series A
(b)
1,750,000 1,178,017
0.000% 12/15/41
, Series B
(b)
280,000 142,975
5.000% 06/15/42
, Series B
1,000,000 1,034,420
Will County Community High School
District No 210 Lincoln-Way
Series B
0.000%, 01/01/31
(b)
300,000 261,596
Total Illinois 40,131,541
Indiana 0.6%
City of Anderson
Revenue Bonds
6.000%, 10/01/42 150,000 90,131
Indiana Finance Authority
Revenue Bonds
5.000% 10/01/32
, Series S
1,000,000 1,126,558
5.000% 10/01/41 760,000 835,009
4.250% 03/01/49 1,300,000 1,182,206
Total Indiana 3,233,904
Iowa 0.6%
Iowa Finance Authority
Revenue Bonds
5.000% 08/01/34
, Series A
2,035,000 2,403,923
5.000% 05/15/43
, Series A
160,000 160,008
4.000% 08/15/46
, Series E
1,000,000 919,018
Total Iowa 3,482,949
Kansas 0.1%
University of Kansas Hospital Authority
Series A
Revenue Bonds
5.000%, 03/01/47 650,000 652,244
Kentucky 1.1%
Kentucky State Property & Building
Commission
Revenue Bonds
5.000% 09/01/33
(c)
1,000,000 1,166,261
5.000% 05/01/36 1,000,000 1,034,658
4.000% 11/01/37
, Series A
1,185,000 1,213,029
5.000% 09/01/38
, Series A
1,000,000 1,154,991

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Mutli-Sector Municipal Income ETF
January 31, 2026 (Unaudited)
6 Columbia Multi-Sector Municipal Income ETF | 2026
Municipal Bonds (continued)
Issue
Description
Value
($) Value ($)
5.000% 09/01/40
, Series A
1,000,000 1,135,331
5.000% 10/01/40
, Series A
500,000 563,538
Total Kentucky 6,267,808
Louisiana 0.9%
East Baton Rouge Sewerage Commission
Series A (Mandatory Put 02/01/28)
Revenue Bonds
1.300%, 02/01/41 725,000 689,970
Louisiana Public Facilities Authority
Revenue Bonds
5.000% 10/15/36
, Series A
1,145,000 1,272,133
5.500% 09/01/54 1,000,000 1,015,044
State of Louisiana
, Series E
5.000%, 09/01/30 1,000,000 1,116,433
5.000%, 09/01/33 1,000,000 1,168,800
Total Louisiana 5,262,380
Maine 0.6%
Maine Governmental Facilities Authority
Series A
Revenue Bonds
4.000%, 10/01/37 660,000 677,591
Maine Health & Higher Educational
Facilities Authority
Revenue Bonds
5.000% 10/01/38
, Series B
645,000 737,260
5.000% 07/01/43
, Series A
1,430,000 1,456,641
4.000% 07/01/45
, Series A
790,000 731,399
Total Maine 3,602,891
Maryland 1.9%
County of Howard
Series B
5.000%, 02/15/28 225,000 230,821
County of Montgomery
Series A
5.000%, 08/01/30 300,000 335,533
County of Montgomery MD
Series B
5.000%, 12/01/32 1,040,000 1,212,079
Maryland Community Development
Administration
Series C
Revenue Bonds
2.200%, 09/01/36 350,000 296,037
Maryland Health & Higher Educational
Facilities Authority
Revenue Bonds
4.000%, 07/01/42 650,000 625,032
Maryland Stadium Authority
Revenue Bonds
5.000%, 05/01/34 565,000 589,170
State of Maryland
5.000% 03/01/31
, Series A
415,000 469,497
5.000% 03/15/31
, Series 2
640,000 707,720
5.000% 08/01/31
, Series 2
465,000 506,155
5.000% 03/15/32
, Series 2
265,000 284,247
5.000% 03/01/33
, Series A
1,000,000 1,120,243
Municipal Bonds (continued)
Issue
Description
Value
($) Value ($)
5.000% 06/01/33
, Series A
1,090,000 1,278,684
5.000% 06/01/34 1,000,000 1,188,042
State of Maryland Department of
Transportation
Series A
Revenue Bonds
5.250%, 08/01/44 1,400,000 1,506,485
Total Maryland 10,349,745
Massachusetts 2.7%
Commonwealth of Massachusetts
5.000% 11/01/28
, Series D
1,000,000 1,075,517
5.500% 08/01/30 500,000 560,678
5.000% 05/01/31
, Series A
915,000 1,038,904
5.000% 07/01/34
, Series A
1,000,000 1,188,127
Massachusetts Development Finance
Agency
Revenue Bonds
5.000% 07/01/35 1,000,000 1,184,707
5.000% 10/01/38 400,000 390,744
5.000% 10/01/39 1,425,000 1,585,118
4.000% 07/01/40 200,000 175,636
5.250% 08/15/41
, Series A
500,000 544,338
5.000% 07/01/43
, Series J2
850,000 870,331
5.000% 07/01/44 1,000,000 1,001,896
5.250% 08/15/44
, Series A
1,000,000 1,050,907
5.250% 08/15/45
, Series A
1,000,000 1,038,410
5.000% 07/01/46 1,000,000 997,006
5.000% 07/01/47 1,080,000 1,117,050
Massachusetts Housing Finance Agency
Series C-3
Revenue Bonds
3.150%, 06/01/30 550,000 552,982
Massachusetts Water Resources
Authority
Revenue Bonds
5.250%, 08/01/32 250,000 294,563
University of Massachusetts Building
Authority
Series 1
Revenue Bonds
4.000%, 11/01/46 500,000 468,884
Total Massachusetts 15,135,798
Michigan 2.8%
Advanced Technology Academy
Revenue Bonds
5.000%, 11/01/44 500,000 473,307
City of Detroit
5.000% 04/01/35 400,000 409,028
5.000% 04/01/46
, Series A
725,000 726,206
Great Lakes Water Authority Sewage
Disposal System Revenue
Revenue Bonds
5.000%, 07/01/33 1,000,000 1,163,077
Great Lakes Water Authority Water Supply
System Revenue
, Series A
Revenue Bonds
5.000%, 07/01/31 1,500,000 1,696,813

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Mutli-Sector Municipal Income ETF
January 31, 2026 (Unaudited)
Columbia Multi-Sector Municipal Income ETF | 2026 7
Municipal Bonds (continued)
Issue
Description
Value
($) Value ($)
5.000%, 07/01/32 1,000,000 1,148,083
Michigan Finance Authority
Revenue Bonds
4.000% 10/01/30
, Series B
1,000,000 1,009,250
3.125% 12/01/35
, Series A
455,000 440,506
5.000% 04/15/37
, Series A
335,000 370,802
3.250% 11/15/42 150,000 122,900
4.000% 02/15/44
, Series A
1,000,000 930,499
5.000% 11/15/48
, Series A
1,000,000 1,008,270
3.000% 12/01/49
, Series A
1,350,000 977,920
Michigan State Housing Development
Authority
Revenue Bonds
3.750% 06/01/32
, Series A
1,730,000 1,801,896
4.500% 12/01/38
, Series B
1,000,000 1,052,091
State of Michigan Trunk Line Revenue
Revenue Bonds
5.000%, 11/15/46 2,000,000 2,101,344
Total Michigan 15,431,992
Minnesota 0.5%
City of Maple Grove
Revenue Bonds
4.000%, 05/01/37 210,000 208,479
City of Rochester MN
Revenue Bonds
4.000%, 11/15/48 760,000 722,810
City of Woodbury MN
Series A
Revenue Bonds
6.000%, 07/01/65 500,000 494,936
Minnesota Agricultural & Economic
Development Board
Revenue Bonds
5.250%, 01/01/47 580,000 606,048
Minnesota Public Facilities Authority State
Revolving Fund
Series A
Revenue Bonds
5.000%, 03/01/33 665,000 776,975
Total Minnesota 2,809,248
Missouri 1.5%
Health & Educational Facilities Authority
of the State of Missouri
, Series A
Revenue Bonds
4.000%, 05/15/42 950,000 930,206
4.000%, 07/01/46 1,600,000 1,473,455
Kansas City Industrial Development
Authority
Revenue Bonds
4.000% 03/01/36 1,000,000 1,005,812
4.000% 03/01/37 2,320,000 2,324,176
5.000% 03/01/39
, Series B
1,225,000 1,262,518
Lees Summit Industrial Development
Authority
Series A
Revenue Bonds
5.000%, 08/15/32 150,000 151,889
Municipal Bonds (continued)
Issue
Description
Value
($) Value ($)
Missouri Joint Municipal Electric Utility
Commission
Revenue Bonds
5.000%, 12/01/38 365,000 415,461
Missouri State Environmental
Improvement & Energy Resources
Authority
Revenue Bonds
2.750%, 09/01/33 1,000,000 956,881
St Louis County Industrial Development
Authority
Revenue Bonds
5.000%, 09/01/32 100,000 101,246
Total Missouri 8,621,644
Nebraska 0.5%
Nebraska Investment Finance Authority
Revenue Bonds
2.350% 09/01/35
, Series A
740,000 654,707
4.100% 09/01/38
, Series C
1,000,000 1,015,031
Public Power Generation Agency
Revenue Bonds
5.000%, 01/01/34 1,000,000 1,161,198
Total Nebraska 2,830,936
Nevada 0.2%
State of Nevada Department of Business
& Industry
Series A
Revenue Bonds
5.000%, 12/15/38
(a)
1,000,000 1,000,112
New Jersey 10.0%
New Jersey Economic Development
Authority
Revenue Bonds
3.125% 07/01/31
, Series A
145,000 145,124
5.000% 11/01/33 1,565,000 1,693,026
4.000% 06/15/34
, Series QQQ
350,000 367,423
4.000% 07/01/34
, Series A
1,065,000 1,070,670
5.000% 11/01/35 400,000 431,238
5.000% 11/01/36
, Series A
675,000 756,344
5.000% 06/01/37 715,000 724,901
4.000% 06/15/37
, Series QQQ
700,000 718,427
5.000% 06/15/37 1,000,000 1,071,677
4.000% 06/15/44 1,000,000 959,313
New Jersey Health Care Facilities
Financing Authority
Revenue Bonds
4.000% 07/01/35 370,000 380,323
5.000% 10/01/36 1,325,000 1,376,410
5.000% 10/01/37 1,105,000 1,149,285
4.000% 07/01/44 435,000 408,615
4.000% 07/01/45
, Series A
1,000,000 950,503
New Jersey Housing & Mortgage Finance
Agency
Series I
Revenue Bonds
4.250%, 10/01/37 495,000 509,712

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Mutli-Sector Municipal Income ETF
January 31, 2026 (Unaudited)
8 Columbia Multi-Sector Municipal Income ETF | 2026
Municipal Bonds (continued)
Issue
Description
Value
($) Value ($)
New Jersey Transportation Trust Fund
Authority
Revenue Bonds
0.000% 12/15/30
, Series C
(b)
220,000 193,690
5.000% 06/15/31
, Series A
470,000 529,392
5.000% 06/15/32
, Series A
1,000,000 1,143,007
0.000% 12/15/32
, Series A
(b)
1,540,000 1,257,493
0.000% 12/15/32
, Series C
(b)
2,205,000 1,813,389
5.000% 12/15/32
, Series A
2,215,000 2,354,318
5.000% 06/15/33
, Series A
2,000,000 2,273,452
0.000% 12/15/33
, Series C
(b)
1,705,000 1,348,263
5.000% 06/15/34
, Series 2014
250,000 278,606
0.000% 12/15/34
, Series A
(b)
945,000 715,106
0.000% 12/15/34
, Series C
(b)
250,000 192,405
5.000% 12/15/34
, Series A
1,075,000 1,142,492
4.000% 06/15/35
, Series AA
400,000 416,587
5.000% 06/15/35
, Series AA
2,000,000 2,262,589
0.000% 12/15/35
, Series A
(b)
165,000 118,988
4.000% 06/15/36
, Series A
850,000 883,069
4.000% 06/15/36
, Series AA
2,390,000 2,458,797
5.000% 06/15/36
, Series A
1,000,000 1,156,866
5.000% 06/15/36
, Series AA
1,445,000 1,645,555
4.000% 06/15/37
, Series BB
250,000 254,131
5.000% 06/15/37
, Series A
1,000,000 1,142,753
5.000% 06/15/37
, Series CC
725,000 828,646
5.000% 06/15/38
, Series CC
1,705,000 1,942,051
0.000% 12/15/38
, Series A
(b)
925,000 579,082
0.000% 12/15/38
, Series A
(b)
2,670,000 1,671,059
3.250% 06/15/39
, Series BB
900,000 855,346
5.000% 06/15/39
, Series AA
1,000,000 1,140,006
5.250% 06/15/39
, Series A
1,000,000 1,149,024
4.000% 06/15/40 465,000 467,312
4.250% 06/15/40
, Series A
1,000,000 1,032,659
New Jersey Turnpike Authority
Revenue Bonds
5.000% 01/01/31
, Series B
2,000,000 2,243,129
5.000% 01/01/33 1,000,000 1,151,491
5.000% 01/01/34
, Series B
2,570,000 2,998,435
4.000% 01/01/35
, Series G
1,000,000 1,018,816
5.000% 01/01/36
, Series G
2,205,000 2,321,946
Total New Jersey 55,692,941
New Mexico 0.2%
City of Santa Fe
Revenue Bonds
5.000%, 05/15/44 650,000 643,932
New Mexico Hospital Equipment Loan
Council
Series A
Revenue Bonds
5.000%, 08/01/46 400,000 400,766
Total New Mexico 1,044,698
New York 15.9%
Broome County Local Development Corp.
Revenue Bonds
3.000%, 04/01/45 200,000 156,637
Municipal Bonds (continued)
Issue
Description
Value
($) Value ($)
Build NYC Resource Corp
Revenue Bonds
5.250%, 10/15/50
(a)
1,000,000 971,463
City of New York
5.000% 08/01/28
, Series 2008 J-5
820,000 873,851
5.000% 04/01/31 1,065,000 1,143,789
5.000% 08/01/32
, Series C-1
1,130,000 1,244,708
City of New York NY
5.000% 08/01/29
, Series A
1,000,000 1,086,727
5.000% 11/01/31
, Series B-1
800,000 890,088
Dutchess County Local Development
Corp.
Series A
Revenue Bonds
5.000%, 07/01/45 500,000 500,089
Long Island Power Authority
Revenue Bonds
5.000% 09/01/34 915,000 968,220
5.000% 09/01/35 1,200,000 1,267,624
4.000% 09/01/37
, Series A
2,500,000 2,598,811
5.000% 09/01/37
, Series A
250,000 273,796
Metropolitan Transportation Authority
Revenue Bonds
5.000% 11/15/31
, Series C-1
560,000 590,887
5.000% 11/15/32
, Series D
1,590,000 1,677,458
5.000% 11/15/33 690,000 813,349
5.000% 11/15/34 2,500,000 2,948,576
4.000% 11/15/35
, Series C-1
850,000 862,218
5.000% 11/15/35
, Series A
725,000 859,721
New York City Housing Development
Corp.
Revenue Bonds
2.000% 11/01/35
, Series D-1B
370,000 314,982
3.950% 11/01/39
, Series F-1A
1,500,000 1,511,553
3.250% 11/01/65 (Mandatory Put
02/01/30) 750,000 757,748
New York City Municipal Water Finance
Authority
Revenue Bonds
5.000% 06/15/28
, Series BB-2
1,000,000 1,066,472
5.000% 06/15/28
, Series CC-2
880,000 900,116
5.000% 06/15/28
, Series EE
775,000 826,504
5.000% 06/15/30
, Series EE
630,000 704,470
5.000% 06/15/31
, Series DD
1,605,000 1,831,432
5.000% 06/15/33
, Series CC-2
2,000,000 2,358,935
5.000% 06/15/33
, Series DD
755,000 855,169
5.000% 06/15/34
, Series DD
1,630,000 1,925,093
5.000% 06/15/34
, Series FF
750,000 789,943
5.000% 06/15/35 745,000 899,458
New York Liberty Development Corp.
,
Series A
Revenue Bonds
2.100%, 11/15/32 750,000 675,559
2.400%, 11/15/35 350,000 304,638
New York Power Authority
Revenue Bonds
4.000%, 11/15/37 305,000 320,325

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Mutli-Sector Municipal Income ETF
January 31, 2026 (Unaudited)
Columbia Multi-Sector Municipal Income ETF | 2026 9
Municipal Bonds (continued)
Issue
Description
Value
($) Value ($)
New York State Dormitory Authority
Revenue Bonds
5.000% 10/01/30
, Series A
340,000 345,007
3.000% 10/01/31
, Series A
785,000 788,385
2.000% 07/01/33
, Series 1
1,060,000 971,072
5.000% 07/01/33
, Series A
275,000 296,042
5.000% 10/01/33
, Series A
3,965,000 4,463,262
4.000% 10/01/34
, Series A
300,000 315,629
5.000% 10/01/34
, Series A
2,115,000 2,271,193
4.000% 07/01/35
, Series A
2,660,000 2,714,847
5.000% 10/01/35
, Series A
870,000 961,450
5.000% 07/01/36 1,000,000 1,186,901
5.000% 10/01/37
, Series A
640,000 724,218
5.000% 05/01/38
, Series A
750,000 818,611
4.000% 07/01/38 500,000 509,394
5.000% 10/01/38
, Series A
1,225,000 1,381,182
5.500% 11/01/47 500,000 522,154
5.250% 03/15/48
, Series A
1,000,000 1,056,411
4.000% 07/01/50
, Series A
1,000,000 888,780
New York State Environmental Facilities
Corp.
Series A
Revenue Bonds
5.000%, 06/15/32 660,000 680,760
New York State Housing Finance Agency
Series J-2 (Mandatory Put 05/01/27)
Revenue Bonds
1.100%, 11/01/61 700,000 676,905
New York State Thruway Authority
Revenue Bonds
5.000% 01/01/31
, Series Q
1,100,000 1,244,743
4.000% 01/01/36
, Series O
250,000 260,287
5.000% 01/01/36
, Series B
600,000 649,171
4.000% 01/01/37
, Series B
635,000 655,787
4.000% 01/01/38
, Series B
150,000 152,234
4.000% 01/01/41
, Series O
1,000,000 1,007,408
New York Transportation Development
Corp.
Revenue Bonds
3.000% 08/01/31 250,000 238,781
5.000% 12/01/31 1,000,000 1,101,724
5.000% 12/01/32 1,015,000 1,123,750
5.000% 01/01/34 175,000 179,158
5.000% 12/01/34 400,000 437,441
5.000% 10/01/35 1,155,000 1,226,292
5.375% 08/01/36 1,975,000 2,069,119
5.000% 12/01/38 350,000 374,079
5.625% 04/01/40 1,000,000 1,061,674
5.000% 10/01/40 1,000,000 1,029,657
4.000% 12/01/42
, Series C
160,000 153,421
4.375% 10/01/45 2,750,000 2,600,674
Oneida County Local Development Corp.
Series A
Revenue Bonds
3.000%, 12/01/44 355,000 278,193
Municipal Bonds (continued)
Issue
Description
Value
($) Value ($)
Port Authority of New York & New Jersey
Revenue Bonds
4.000% 03/15/30
, Series 207
300,000 306,789
5.000% 09/15/31
, Series 207
500,000 519,936
5.000% 11/15/32 500,000 523,494
5.000% 07/15/34
, Series 238
2,045,000 2,302,737
5.000% 07/15/35
, Series 222
1,140,000 1,254,705
5.000% 07/15/36 1,180,000 1,316,158
4.000% 07/15/38
, Series 222
1,000,000 1,027,861
5.000% 10/15/39 1,000,000 1,160,653
5.000% 07/15/40 515,000 583,194
State of New York Mortgage Agency
Series 233
Revenue Bonds
2.200%, 04/01/36 840,000 716,166
State of New York Mortgage Agency
Homeowner Mortgage Revenue
Revenue Bonds
4.000% 04/01/31
, Series 248
500,000 515,035
2.400% 10/01/34
, Series 220
140,000 126,018
2.650% 10/01/34
, Series 223
250,000 232,317
2.200% 10/01/36
, Series 239
560,000 475,316
Triborough Bridge & Tunnel Authority
Revenue Bonds
5.000% 11/15/31
, Series B
880,000 1,009,372
0.000% 11/15/32
, Series B
(b)
220,000 182,726
5.000% 11/15/36
, Series B
1,000,000 1,027,921
5.000% 11/15/37 510,000 523,954
5.000% 11/15/38
, Series B
1,500,000 1,537,753
Total New York 88,528,310
North Carolina 0.8%
City of Charlotte Nc Water & Sewer
System Revenue
Series A
Revenue Bonds
5.000%, 07/01/31 805,000 915,385
North Carolina Housing Finance Agency
Revenue Bonds
2.000% 07/01/35 1,010,000 840,211
3.850% 07/01/37
, Series B
1,000,000 1,000,093
3.950% 07/01/38
, Series A
515,000 507,066
State of North Carolina
Revenue Bonds
5.000%, 03/01/33 890,000 953,150
Total North Carolina 4,215,905
North Dakota 0.2%
City of Grand Forks
Series A
Revenue Bonds
3.000%, 12/01/39 1,000,000 894,979
Ohio 3.3%
American Municipal Power, Inc.
Revenue Bonds
5.000% 02/15/33
, Series C
830,000 900,035
5.000% 02/15/35
, Series B
1,000,000 1,078,376
4.000% 02/15/36
, Series A
385,000 396,267

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Mutli-Sector Municipal Income ETF
January 31, 2026 (Unaudited)
10 Columbia Multi-Sector Municipal Income ETF | 2026
Municipal Bonds (continued)
Issue
Description
Value
($) Value ($)
4.000% 02/15/37 300,000 308,838
County of Allen OH Hospital Facilities
Revenue
Revenue Bonds
4.000%, 08/01/47 1,000,000 889,811
County of Hamilton OH
Revenue Bonds
5.000%, 09/15/50 500,000 481,474
County of Lucas OH
Revenue Bonds
5.250%, 11/15/48 1,000,000 987,159
County of Montgomery
Revenue Bonds
4.000%, 08/01/41 635,000 616,174
Franklin County Convention Facilities
Authority
Revenue Bonds
5.000%, 12/01/44 200,000 199,959
Ohio Air Quality Development Authority
Revenue Bonds
5.000%, 07/01/49
(a)
1,000,000 912,548
Ohio Housing Finance Agency
Revenue Bonds
4.100%, 09/01/39 260,000 260,283
Ohio Turnpike & Infrastructure
Commission
Revenue Bonds
5.750% 02/15/35
, Series A-4
150,000 172,370
5.000% 02/15/39 250,000 279,383
Ohio Water Development Authority
Revenue Bonds
5.000% 06/01/29
, Series A
1,545,000 1,665,955
5.000% 12/01/29 1,170,000 1,271,565
Ohio Water Development Authority Water
Pollution Control Loan Fund
Revenue Bonds
5.000% 06/01/28
, Series A
2,000,000 2,066,373
5.000% 12/01/33 2,235,000 2,620,170
Southeastern Ohio Port Authority
Revenue Bonds
5.500%, 12/01/43 135,000 130,848
State of Ohio
Revenue Bonds
4.000% 01/01/40
, Series B
1,600,000 1,593,925
4.000% 01/01/46 545,000 504,832
State of Ohio
5.000% 09/15/28
, Series B
195,000 208,715
5.000% 11/01/33
, Series B
1,000,000 1,171,857
Total Ohio 18,716,917
Oklahoma 0.7%
Grand River Dam Authority
Revenue Bonds
5.000%, 06/01/39 645,000 713,581
Oklahoma County Finance Authority
Revenue Bonds
4.000%, 09/01/38 1,000,000 1,009,395
Municipal Bonds (continued)
Issue
Description
Value
($) Value ($)
Oklahoma Development Finance
Authority
, Series B
Revenue Bonds
5.000%, 08/15/38 500,000 501,704
5.250%, 08/15/48 615,000 603,463
Oklahoma Industries Authority
Revenue Bonds
5.000%, 04/01/31 1,000,000 1,121,069
Total Oklahoma 3,949,212
Oregon 0.6%
City of Portland OR Sewer System
Revenue
Series A
Revenue Bonds
5.000%, 03/01/32 585,000 635,777
Medford Hospital Facilities Authority
Series A
Revenue Bonds
5.000%, 08/15/45 700,000 713,559
Oregon Health & Science University
Series A
Revenue Bonds
4.000%, 07/01/41 1,000,000 1,006,408
State of Oregon
5.000%, 05/01/34 1,000,000 1,160,464
Total Oregon 3,516,208
Pennsylvania 5.6%
Allegheny County Hospital Development
Authority
Revenue Bonds
4.000% 07/15/36 820,000 834,140
4.000% 07/15/39
, Series A
1,000,000 997,962
4.000% 04/01/44
, Series A
1,280,000 1,177,831
Allentown Neighborhood Improvement
Zone Development Authority
Revenue Bonds
5.000%, 05/01/42
(a)
1,000,000 1,002,776
Chester County Health and Education
Facilities Authority
Revenue Bonds
4.250% 11/01/32 100,000 94,342
4.000% 09/01/41
, Series A
440,000 433,471
Commonwealth of Pennsylvania
4.000%, 03/01/35 1,000,000 1,021,762
5.000%, 04/01/35 1,500,000 1,776,885
Cumberland County Municipal Authority
Revenue Bonds
4.000%, 11/01/44 1,000,000 952,950
Delaware Valley Regional Finance
Authority
Revenue Bonds
5.750%, 07/01/32 100,000 117,683
Geisinger Authority
Revenue Bonds
4.000%, 04/01/39 645,000 649,279

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Mutli-Sector Municipal Income ETF
January 31, 2026 (Unaudited)
Columbia Multi-Sector Municipal Income ETF | 2026 11
Municipal Bonds (continued)
Issue
Description
Value
($) Value ($)
Northampton County General Purpose
Authority
Revenue Bonds
4.000%, 11/01/34 315,000 317,451
5.000%, 08/15/49 1,000,000 1,029,691
Pennsylvania Economic Development
Financing Authority
Revenue Bonds
5.000%, 12/31/32 1,000,000 1,111,464
3.125%, 03/15/36 905,000 859,954
Pennsylvania Higher Educational Facilities
Authority
Revenue Bonds
3.000% 08/15/41
, Series C
765,000 668,390
4.000% 08/15/42 915,000 917,145
4.000% 08/15/44 500,000 482,613
4.250% 11/01/48
, Series B-1
500,000 469,825
5.250% 11/01/48
, Series B-1
1,435,000 1,503,442
Pennsylvania Housing Finance Agency
Revenue Bonds
3.200% 10/01/32
, Series 124B
500,000 500,791
3.550% 10/01/33
, Series 127B
1,360,000 1,352,700
2.070% 10/01/36
, Series 136
100,000 82,628
Pennsylvania Turnpike Commission
Revenue Bonds
5.000% 06/01/33 545,000 630,137
5.000% 12/01/33 475,000 546,931
5.000% 12/01/33
, Series A
1,050,000 1,195,053
5.000% 12/01/34 1,000,000 1,144,075
5.000% 06/01/36
, Series B
1,000,000 1,005,173
5.000% 12/01/38 480,000 544,912
4.000% 12/01/43
, Series A
1,500,000 1,451,268
Philadelphia Authority for Industrial
Development
Revenue Bonds
5.250%, 07/01/49 1,000,000 1,066,301
Philadelphia Authority For Industrial
Development
Revenue Bonds
4.000% 05/01/42 1,000,000 629,410
4.000% 07/01/49
, Series A
1,000,000 906,282
Pittsburgh Water & Sewer Authority
,
Series B
Revenue Bonds
5.000%, 09/01/31 1,050,000 1,187,653
5.000%, 09/01/33 1,130,000 1,316,127
State Public School Building Authority
Series A
Revenue Bonds
5.000%, 06/01/33 1,425,000 1,449,745
Total Pennsylvania 31,428,242
Rhode Island 0.1%
Rhode Island Housing & Mortgage
Finance Corp.
Series 76-A
Revenue Bonds
2.350%, 10/01/36 500,000 426,353
Municipal Bonds (continued)
Issue
Description
Value
($) Value ($)
South Carolina 1.4%
Piedmont Municipal Power Agency
Series A-2
Revenue Bonds
0.000%, 01/01/29
(b)
120,000 109,540
South Carolina Jobs-Economic
Development Authority
Revenue Bonds
5.000% 05/01/43
, Series A
650,000 661,757
4.000% 12/01/44
, Series A
950,000 915,782
5.500% 11/01/45 815,000 887,855
4.250% 02/01/48 1,000,000 939,839
5.000% 05/01/48 1,000,000 1,000,485
5.500% 11/01/48 455,000 487,782
South Carolina Public Service Authority
Revenue Bonds
5.000% 12/01/31
, Series A
950,000 955,766
5.000% 12/01/37
, Series B
930,000 942,015
4.125% 12/01/44
, Series B
1,000,000 964,431
Total South Carolina 7,865,252
South Dakota 0.1%
South Dakota Housing Development
Authority
Series B
Revenue Bonds
3.400%, 11/01/32 355,000 356,520
Tennessee 0.2%
Chattanooga Health Educational &
Housing Facility Board
Series A-1
Revenue Bonds
4.000%, 08/01/36 105,000 107,009
Metropolitan Government of Nashville
& Davidson County TN Water & Sewer
Revenue
Revenue Bonds
5.000%, 07/01/34 1,000,000 1,176,397
Total Tennessee 1,283,406
Texas 12.3%
Arlington Higher Education Finance Corp.
Revenue Bonds
4.500%, 06/15/44
(a)
1,130,000 1,032,017
4.750%, 06/15/49
(a)
250,000 224,868
Austin Convention Enterprises, Inc.
Series B
Revenue Bonds
5.000%, 01/01/32 250,000 250,807
Central Texas Turnpike System
Revenue Bonds
5.000% 08/15/32
, Series C
1,000,000 1,145,582
5.000% 08/15/35
, Series C
1,335,000 1,547,062
5.000% 08/15/37
, Series C
1,000,000 1,142,463
5.000% 08/15/38
, Series A
770,000 871,499
5.000% 08/15/38
, Series C
1,510,000 1,711,489

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Mutli-Sector Municipal Income ETF
January 31, 2026 (Unaudited)
12 Columbia Multi-Sector Municipal Income ETF | 2026
Municipal Bonds (continued)
Issue
Description
Value
($) Value ($)
City of Austin TX Electric Utility Revenue
Revenue Bonds
5.000%, 11/15/38 445,000 502,239
City of Austin TX Water & Wastewater
System Revenue
Revenue Bonds
5.000%, 11/15/30 1,500,000 1,525,635
5.000%, 11/15/33 1,000,000 1,166,884
City of Dallas Tx
Series B
5.000%, 02/15/32 1,000,000 1,140,626
City of Dallas TX
Series A
5.000%, 02/15/29 1,000,000 1,077,747
City of Garland TX Electric Utility System
Revenue
Revenue Bonds
3.000%, 03/01/37 300,000 277,193
City of Houston TX
5.000%, 03/01/31 1,750,000 1,961,072
5.000%, 03/01/33 510,000 586,686
City of Houston Tx Airport System
Revenue
Series B
Revenue Bonds
5.500%, 07/15/37 500,000 538,052
City of Houston TX Airport System
Revenue
Revenue Bonds
5.000% 07/01/29 400,000 400,598
5.000% 07/01/31
, Series A
1,490,000 1,645,685
5.000% 07/01/32
, Series A
1,000,000 1,113,778
5.500% 07/15/36
, Series B
1,500,000 1,635,505
4.000% 07/15/41
, Series B-1
1,450,000 1,324,413
4.500% 07/01/53
, Series A
1,000,000 939,548
City of Houston TX Combined Utility
System Revenue
Series A
Revenue Bonds
5.000%, 11/15/34 1,000,000 1,171,154
City of San Antonio TX Electric & Gas
Systems Revenue
Revenue Bonds
5.000% 02/01/31
, Series B
850,000 952,963
4.000% 02/01/32
, Series B
1,000,000 1,057,870
5.000% 02/01/36 1,130,000 1,204,042
5.000% 02/01/39
, Series A
1,000,000 1,149,550
5.000% 02/01/40
, Series A
1,385,000 1,552,632
Clear Creek Independent School District
Series A
5.000%, 02/15/33 1,000,000 1,158,622
Collin County Community College District
,
Series A
5.000%, 08/15/32 700,000 760,960
5.000%, 08/15/33 490,000 529,598
Municipal Bonds (continued)
Issue
Description
Value
($) Value ($)
County of Travis Tx
Series A
5.000%, 03/01/32 635,000 681,205
Cypress-Fairbanks Independent School
District
3.000% 02/15/33
, Series A
1,000,000 980,572
5.000% 02/15/33 540,000 611,789
Dallas College
5.000%, 02/15/33 1,455,000 1,502,816
Dallas County Hospital District
5.000%, 08/15/30 280,000 296,067
Dallas Fort Worth International Airport
Revenue Bonds
5.000% 11/01/32
, Series B
1,000,000 1,155,244
4.000% 11/01/34 1,255,000 1,314,405
4.000% 11/01/35
, Series A
1,350,000 1,406,210
5.000% 11/01/39 1,215,000 1,369,972
Harris County Cultural Education Facilities
Finance Corp.
Revenue Bonds
5.000%, 07/01/39 1,250,000 1,394,600
Lower Colorado River Authority
Revenue Bonds
5.000% 05/15/32 350,000 392,218
5.000% 05/15/33 1,080,000 1,173,013
5.000% 05/15/35 350,000 372,052
5.000% 05/15/40 250,000 278,137
5.000% 05/15/45
, Series B
(Mandatory Put 05/15/32) 1,000,000 1,115,784
New Hope Cultural Education Facilities
Finance Corp.
Revenue Bonds
5.250% 01/01/40
(c)
1,000,000 1,058,865
4.000% 08/15/40
, Series A
225,000 225,161
5.500% 08/15/49 2,000,000 2,153,358
North Texas Municipal Water District
Water System Revenue
Revenue Bonds
5.000%, 09/01/35 1,000,000 1,178,143
North Texas Tollway Authority
Revenue Bonds
5.000% 01/01/32
, Series B
1,125,000 1,278,142
0.000% 01/01/34
, Series D
(b)
410,000 322,353
4.000% 01/01/37
, Series A
465,000 470,222
5.000% 01/01/39
(c)
675,000 758,504
4.125% 01/01/40
, Series A
1,000,000 1,020,313
Northeast Higher Education Finance
Corp.
Series B
Revenue Bonds
5.000%, 08/15/40 100,000 99,104
Round Rock Independent School District
Series A
4.000%, 08/01/32 535,000 559,609

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Mutli-Sector Municipal Income ETF
January 31, 2026 (Unaudited)
Columbia Multi-Sector Municipal Income ETF | 2026 13
Municipal Bonds (continued)
Issue
Description
Value
($) Value ($)
Tarrant County Cultural Education
Facilities Finance Corp.
Revenue Bonds
5.000%, 05/15/37 100,000 100,022
5.000%, 12/01/43 1,000,000 1,081,850
4.000%, 10/01/47 485,000 435,483
Texas Private Activity Bond Surface
Transportation Corp.
Revenue Bonds
4.000% 12/31/38
, Series A
1,530,000 1,534,210
4.000% 06/30/40 1,000,000 994,606
Texas Water Development Board
Revenue Bonds
5.000% 04/15/29
, Series B
500,000 534,292
5.000% 10/15/31
, Series A
415,000 431,139
5.000% 04/15/32 260,000 283,541
5.000% 04/15/33 2,000,000 2,337,774
4.000% 10/15/33
, Series A
805,000 822,892
4.000% 10/15/33
, Series B
1,000,000 1,033,973
Trinity River Authority Central Regional
Wastewater System Revenue
Revenue Bonds
5.000%, 08/01/28 750,000 777,394
5.000%, 08/01/30 550,000 596,709
3.000%, 08/01/31 1,415,000 1,422,165
Total Texas 68,852,747
Utah 1.6%
City of Salt Lake City Ut Airport Revenue
Series A
Revenue Bonds
5.250%, 07/01/39 1,060,000 1,173,006
City of Salt Lake City UT Airport Revenue
,
Series A
Revenue Bonds
5.000%, 07/01/30 100,000 105,020
5.000%, 07/01/35 500,000 508,998
5.000%, 07/01/37 1,515,000 1,545,814
Intermountain Power Agency
Revenue Bonds
5.000% 07/01/29
, Series A
510,000 555,432
5.000% 07/01/35
, Series A
1,200,000 1,338,698
5.000% 07/01/37
, Series A
500,000 551,821
5.000% 07/01/38 1,355,000 1,495,967
5.000% 07/01/40
, Series A
1,000,000 1,090,992
Utah Charter School Finance Authority
Revenue Bonds
5.000%, 06/15/40
(a)
500,000 502,840
Total Utah 8,868,588
Virginia 0.7%
Fairfax County Industrial Development
Authority
Series A
Revenue Bonds
4.000%, 05/15/42 770,000 762,224
Municipal Bonds (continued)
Issue
Description
Value
($) Value ($)
Henrico County Economic Development
Authority
Revenue Bonds
5.000% 11/01/35 1,000,000 1,160,736
5.000% 11/01/48
, Series A
1,000,000 1,034,564
Virginia Small Business Financing
Authority
Revenue Bonds
4.000%, 01/01/37 250,000 252,055
4.000%, 01/01/38 1,000,000 1,000,804
Total Virginia 4,210,383
Washington 1.6%
County of King
4.000%, 07/01/30 250,000 254,483
County of King Wa Sewer Revenue
Series A
Revenue Bonds
5.000%, 01/01/34 1,225,000 1,438,570
Port of Seattle
Revenue Bonds
5.000%, 04/01/36 200,000 208,693
State of Washington
4.000% 07/01/29
, Series R-2022D
1,000,000 1,054,236
5.000% 08/01/31
, Series A-1
1,000,000 1,138,219
5.000% 08/01/31
, Series R-2018C
750,000 778,089
5.000% 08/01/33 1,000,000 1,171,481
Washington Health Care Facilities
Authority
Revenue Bonds
5.000% 08/01/38
, Series A-2
150,000 155,566
4.000% 09/01/45 890,000 804,426
5.000% 09/01/45 300,000 304,813
5.250% 09/01/50 1,000,000 1,045,193
Washington State Convention Center
Public Facilities District
Revenue Bonds
4.000%, 07/01/32 210,000 219,045
Washington State Housing Finance
Commission
Series A
Revenue Bonds
5.000%, 01/01/34
(a)
100,000 101,449
Total Washington 8,674,263
Washington D.C. 0.4%
District of Columbia
Series B
5.000%, 06/01/29 1,300,000 1,414,690
District of Columbia Housing Finance
Agency
Series B-2
Revenue Bonds
4.100%, 09/01/39 810,000 801,504
Total Washington D.C. 2,216,194

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Mutli-Sector Municipal Income ETF
January 31, 2026 (Unaudited)
14 Columbia Multi-Sector Municipal Income ETF | 2026
Notes to Portfolio of Investments
Municipal Bonds (continued)
Issue
Description
Value
($) Value ($)
Wisconsin 2.0%
Public Finance Authority
Revenue Bonds
3.375% 10/01/39
, Series A
455,000 416,340
5.000% 10/01/44
, Series A
1,000,000 1,012,845
4.000% 01/01/45
, Series A
200,000 187,320
4.750% 07/01/45
(a)
500,000 458,858
State of Wisconsin
Series 3
5.000%, 11/01/28 655,000 675,586
State of Wisconsin Environmental
Improvement Fund Revenue
Series A
Revenue Bonds
5.000%, 06/01/34 1,000,000 1,175,710
Wisconsin Health & Educational Facilities
Authority
Revenue Bonds
4.250% 07/01/33
, Series B
200,000 196,435
4.000% 04/01/39
, Series A
1,450,000 1,451,962
4.000% 08/15/41 1,000,000 982,952
3.500% 02/15/46
, Series A
690,000 570,291
Municipal Bonds (continued)
Issue
Description
Value
($) Value ($)
4.000% 08/15/47 1,200,000 1,083,760
Wisconsin Housing & Economic
Development Authority Home Ownership
Revenue
, Series A
Revenue Bonds
4.125%, 09/01/35 1,310,000 1,363,970
3.750%, 09/01/37
(c )
1,085,000 1,080,335
4.375%, 09/01/38 575,000 593,860
Total Wisconsin 11,250,224
Wyoming 0.2%
County of Campbell Wy
Series A
Revenue Bonds
3.625%, 07/15/39 1,270,000 1,231,786
Total Municipal Bonds
(Cost $543,774,820) 550,506,619
Money Market Funds 0.5%
Shares Value ($)
Blackrock Liquid MuniCash
Institutional 2.029%
(d)
2,661,692 2,661,958
Total Money Market Funds
(Cost $2,661,958) 2,661,958
Total Investments in Securities
(Cost $546,436,778) 553,168,577
Other Assets & Liabilities, Net 4,767,080
Net Assets 557,935,657
(a) Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At January 31, 2026, the total value of these securities amounted to $15,143,495, which represents 2.71% of total net assets.
(b) Zero coupon bond.
(c) Represents a security purchased on a when-issued basis.
(d) The rate shown is the seven-day current annualized yield at January 31, 2026.
Investments are valued using policies described in the Notes to Financial Statements included within the most recent financial statements and additional information.

1QT303_10_T01_(03/26)
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